Label	Element	Value
Innovator Premium Income 20 Barrier ETF™ - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.70%
Innovator Premium Income 20 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,313.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Innovator Premium Income 20 Barrier ETF™ - July | S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $436.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 20 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,368.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.20%)